Leases - Lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Balance – Beginning of period	$ 4,001	$ 3,804
Additions	425	1,317
Disposals	0	(7)
Interest accretion	266	337
Lease repayments	(1,405)	(1,338)
Effects of foreign exchange	(221)	(112)
Balance – End of period	3,066	4,001
Current	1,374	1,311
Non-current	$ 1,692	$ 2,690